                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                               File No. 33-40991
                                                               File No. 811-6322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X

         Pre-Effective Amendment No. ___
         Post-Effective Amendment No. 30                                       X

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X

         Amendment No. 30


                              DELAWARE POOLED TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania                19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1200
                                                                  --------------

      Richard J. Flannery, Esq., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 15, 1999

It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on December 15, 1999 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Pooled Trust, as successor issuer of Delaware Pooled Trust, Inc., is filing this amendment to the registration statement of Delaware Pooled Trust, Inc. and expressly adopts the registration statement of Delaware Pooled Trust, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 30 to Registration File No. 33-40991 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A--Prospectuses*

4.       Part B--Statement of Additional Information**

5.       Part C--Other Information

6.       Signatures

7.       Exhibits

* This filing contains a Supplement dated December 15, 1999 to the Prospectus dated November 15, 1999 for The Large-Cap Value Equity Portfolio, The Core Equity Portfolio (formerly Growth and Income Portfolio), The Balanced Portfolio, The Equity Income Portfolio, The Select Equity Portfolio, The Mid-Cap Growth Equity Portfolio (formerly The Aggressive Growth Portfolio), The Mid-Cap Value Equity Portfolio (formerly The Small/Mid-Cap Value Equity Portfolio), The Small-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio, The High Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on December 2, 1999.

         This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's REIT Fund Class A, Class B and Class C dated March 1, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on March 9, 1999. The Supplement to that Prospectus filed on May 10, 1999 is incorporated herein by the reference to the electronic filing of that Supplement made pursuant to Rule 497(e). This filing also contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's REIT Fund Institutional Class dated March 1, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on March 1, 1999. The Supplement to that Prospectus filed on May 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

** This filing contains a Supplement dated December 15, 1999 to the Statement of Additional Information for the Registrant dated November 15, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on December 2, 1999.

                                December 15, 1999

                      The Large-Cap Value Equity Portfolio
                            The Core Equity Portfolio
                   (formerly The Growth and Income Portfolio)
                             The Balanced Portfolio
                           The Equity Income Portfolio
                           The Select Equity Portfolio
                       The Mid-Cap Growth Equity Portfolio
                   (formerly The Aggressive Growth Portfolio)
                       The Mid-Cap Value Equity Portfolio
               (formerly The Small/Mid-Cap Value Equity Portfolio)
                      The Small-Cap Growth Equity Portfolio
                      The Small-Cap Value Equity Portfolio
                   The Real Estate Investment Trust Portfolio*
                  The Real Estate Investment Trust Portfolio II
                           The Global Equity Portfolio
                       The International Equity Portfolio
                 The Labor Select International Equity Portfolio
                         The Emerging Markets Portfolio
                      The International Small-Cap Portfolio
                  The International Large-Cap Equity Portfolio
                     The Intermediate Fixed Income Portfolio
                      The Aggregate Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                   The Diversified Core Fixed Income Portfolio
                        The Global Fixed Income Portfolio
                    The International Fixed Income Portfolio

              Supplement to the Prospectus dated November 15, 1999

* This Supplement relates only to The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio.

On December 15, 1999, each Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Funds or their investment operations; however, the name of the company of which the Funds are series has changed from Delaware Pooled Trust, Inc. to Delaware Pooled Trust.

                                December 15, 1999

                                    REIT Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus Dated March 1, 1999

On December 15, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Pooled Trust, Inc. to Delaware Pooled Trust.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Class A shares of the Fund was -2.87%.

The Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

The Financial Highlights for each Class A share, Class B share and Class C share of the Fund for the six month period ended April 30, 1999(1) (unaudited) are shown below.

                                                      REIT Fund
 -----------------------------------------------------------------------------------------------
                                                          A Class        B Class         C Class
                                                          -------        -------         -------
Net asset value, beginning of period ................     $12.980        $12.990         $12.990

Income from investment operations:
     Net investment income ..........................       0.283          0.270           0.267
     Net realized and unrealized gain (loss)
         on investments .............................       0.517          0.487           0.490
                                                          -------        -------         -------
     Total from investment operations ...............       0.800          0.757           0.757
                                                          -------        -------         -------

Less dividends and distributions:
     Dividends from net investment income ...........      (0.485)        (0.452)         (0.452)
     Distributions from net realized gains on
         investments ................................      (0.675)        (0.675)         (0.675)
                                                          -------        -------         -------
     Total dividends and distributions ..............      (1.160)        (1.127)         (1.127)
                                                          --------       --------        --------

Net asset value, end of period ......................     $12.620        $12.620         $12.620
                                                          =======        =======         =======

Total return(2)......................................       6.69%          6.31%           6.31%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ........     $19,855        $14,290        $  3,133
     Ratio of expenses to average net assets ........       1.20%          1.95%           1.95%
     Ratio of expenses to average net assets
         prior to expense limitation and expenses
         paid indirectly ............................       1.34%          2.09%           2.09%
     Ratio of net investment income to average net
         assets .....................................       4.96%          4.21%           4.21%
     Ratio of net investment income to average
         net assets prior to expense limitation and
         expenses paid indirectly ...................       4.82%          4.07%           4.07%
     Portfolio turnover .............................         78%            78%             78%

----------------
(1)      Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                December 15, 1999

                                    REIT Fund

                               Institutional Class
                Supplement to the Prospectus Dated March 1, 1999

On December 15, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Pooled Trust, Inc. to Delaware Pooled Trust.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of the Fund was -2.64%.

The Financial Highlights for the Institutional Class of the Fund for the six month period ended April 30, 1999(1) (unaudited) are shown below.

                                                     REIT Fund
----------------------------------------------------------------------------------------------------
                                                                                 Institutional Class
                                                                                 -------------------
Net asset value, beginning of period ..........................................       $  12.990

Income from investment operations:
     Net investment income ....................................................           0.349
     Net realized and unrealized gain
         (loss) on investments ................................................           0.466
                                                                                      ---------
     Total from investment operations .........................................           0.815
                                                                                      ---------
Less dividends and distributions:
     Dividends from net investment income .....................................          (0.500)
     Distributions from net realized
         gains on investments .................................................          (0.675)
                                                                                      ---------
     Total dividends and distributions ........................................          (1.175)
                                                                                      ---------

Net asset value, end of period ................................................       $  12.630
                                                                                      =========

Total return(2) ...............................................................           6.82%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..................................       $   1,807
     Ratio of expenses to average net assets ..................................           0.95%
     Ratio of expenses to average net assets prior  to expense
         limitation and expenses paid indirectly ..............................           1.09%
     Ratio of net investment income to average net assets .....................           5.21%
     Ratio of net investment income to average net assets prior to
         expense limitation and expenses paid indirectly ......................           5.07%
     Portfolio turnover .......................................................             78%

---------------------
(1)      Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

December 15, 1999

                              Delaware Pooled Trust

                      The Large-Cap Value Equity Portfolio
                            The Core Equity Portfolio
                   (formerly The Growth and Income Portfolio)
                             The Balanced Portfolio
                           The Equity Income Portfolio
                           The Select Equity Portfolio
                       The Mid-Cap Growth Equity Portfolio
                   (formerly The Aggressive Growth Portfolio)
                       The Mid-Cap Value Equity Portfolio
               (formerly The Small/Mid-Cap Value Equity Portfolio)
                      The Small-Cap Growth Equity Portfolio
                      The Small-Cap Value Equity Portfolio
                   The Real Estate Investment Trust Portfolio*
                  The Real Estate Investment Trust Portfolio II
                           The Global Equity Portfolio
                       The International Equity Portfolio
                 The Labor Select International Equity Portfolio
                         The Emerging Markets Portfolio
                      The International Small-Cap Portfolio
                  The International Large-Cap Equity Portfolio
                     The Intermediate Fixed Income Portfolio
                      The Aggregate Fixed Income Portfolio
                          The High-Yield Bond Portfolio
                   The Diversified Core Fixed Income Portfolio
                        The Global Fixed Income Portfolio
                    The International Fixed Income Portfolio

  Supplement to the Statement of Additional Information dated November 15, 1999

On December 15, 1999, Delaware Pooled Trust, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Pooled Trust. To reflect the reorganization, the language in the SAI is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading Fund History, concerning the organization of the Funds, shall be replaced by the following paragraph:

         Pooled Trust was originally incorporated under the laws of the State of Maryland on May 30, 1991. On December 15, 1999, the company completed a reorganization that changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Pooled Trust.

         The following sentence will be added to the beginning of the second paragraph under the heading Fund History:

         The Board of Trustees of Pooled Trust has the power to designate one or more classes of shares of beneficial interest.

         The second to the last sentence in the second paragraph under the heading Fund History, concerning Pooled Trust holding annual meetings, shall be replaced by the following paragraph:

         Under its Declaration of Trust and By-Laws, Pooled Trust is not required, and does not intend, to hold annual meetings of its shareholders unless, under certain circumstances, it is required to do so under the Investment Company Act of 1940, as amended (the "1940 Act").

         The first paragraph under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following sentence:

         Pooled Trust has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate portfolios.

The defined term "Pooled Trust, Inc." shall be replaced with the term "Pooled Trust" throughout the SAI.

                                     PART C

                                Other Information

Item 23. Exhibits

         (a) Agreement and Declaration of Trust

             (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

             (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b) By-Laws (December 17, 1998) attached as Exhibit.

         (c) Copies of all Instruments Defining the Rights of Holders

             (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust attached as Exhibit (a)(1).

             (2) By-Laws. Article II of the By-Laws attached as Exhibit (b).

         (d) Investment Management Agreements

             (1) Form of Investment Management Agreement (December 1999) between the Registrant and Delaware Management Company (a series of Delaware Management Business Trust) attached as Exhibit.

             (2) Form of Investment Management Agreement (December 1999) between the Registrant and Delaware International Advisers Ltd. on behalf of The Emerging Markets, The Global Equity, The Global Fixed Income, The International Equity, The International Fixed Income, The International Large-Cap Equity, The International Small-Cap and The Labor Select International Equity Portfolios attached as Exhibit.

             (3) Form of Investment Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of The Diversified Core Fixed Income Portfolio attached as Exhibit.

             (4) Form of Investment Sub-Advisory Agreement (December 1999) between Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of The Global Equity Portfolio attached as Exhibit.

             (5) Form of Investment Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of The Real Estate Investment Trust Portfolio attached as Exhibit.

             (6) Form of Investment Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of The Real Estate Investment Trust Portfolio II attached as Exhibit.

         (e) (1) Distribution Agreements

                 (i) Form of Distribution Agreements (April 1995) between Delaware Distributors, L.P. and the Registrant on behalf of The Defensive Equity (renamed The Large-Cap Value Equity), The Aggressive Growth (renamed The Mid-Cap Growth Equity), The International Equity, The Global Fixed Income, The Fixed Income (renamed The Intermediate Fixed Income) and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 9 filed October 24, 1995.

                 (ii) Form of Distribution Agreements (November 1995) between Delaware Distributors, L.P. and the Registrant on behalf of The Defensive Equity Small/Mid-Cap (renamed The Mid-Cap Value Equity), The High-Yield Bond, The Labor Select International Equity and The Real Estate Investment Trust Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 9 filed October 24, 1995.

                 (iii) Executed Distribution Agreement (April 14, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Emerging Markets Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

                 (iv) Executed Distribution Agreement (October 14, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Global Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (v) Executed Distribution Agreement (October 14, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Real Estate Investment Trust Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (vi) Executed Amended and Restated Distribution Agreement (October 14, 1997) for The Real Estate Investment Trust Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (vii) Executed Distribution Agreement (December 24, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Aggregate Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (viii) Executed Distribution Agreement (December 24, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of The Diversified Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (ix) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Small-Cap Growth Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                 (x) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Growth and Income Portfolio (renamed the Core Equity Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

                 (xi) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Small-Cap Value Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (xii) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Balanced Portfolio, The Equity Income Portfolio, The Select Equity Portfolio and The International Small-Cap Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on April 15, 1999.

                 (xiii) Form of Distribution Agreement (1999) between Delaware Distributors, L.P. and the Registrant on behalf of The International Large-Cap Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 28 filed on September 1, 1999.

             (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

             (3) Dealer's Agreement. Dealer's Agreement (as amended November
1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

             (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

         (f) Bonus, Profit Sharing, Pension Contracts

             (1) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

             (2) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

         (g) Custodian Agreements

             (1) Executed Custodian Agreement (1996) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

             (2) Form of Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

             (3) Amendment to Custodian Agreement (1997) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

             (4) Letter (April 14, 1997) to add The Emerging Markets Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

             (5) Letter (October 14, 1997) to add The Global Equity Portfolio and The Real Estate Investment Trust Portfolio II to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

             (6) Letter (December 24, 1997) to add The Aggregate Fixed Income Portfolio and The Diversified Core Fixed Income Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

             (7) Form of letter to add The Small-Cap Growth Equity Portfolio and The Growth and Income Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

             (8) Form of letter to add The Large-Cap Value Equity Portfolio, The Aggressive Growth Portfolio (renamed The Mid-Cap Growth Equity Portfolio), The Intermediate Fixed Income Portfolio and The Small/Mid-Cap Value Equity Portfolio (renamed The Mid-Cap Value Equity Portfolio) to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

             (9) Executed letter to add The Balanced Portfolio, The Equity Income Portfolio, The Select Equity Portfolio and The International Small-Cap Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 12, 1999.

             (10) Form of letter to add The International Large-Cap Equity Portfolio to the Custodian Agreement between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 28 filed on September 1, 1999.

         (h) Other Material Contracts

             (1) Executed Fourth Amended and Restated Shareholders Services Agreement (April 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 17 filed August 1, 1997.

             (2) Form of Fifth Amended and Restated Shareholders Services Agreement (October 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

             (3) Form of Sixth Amended and Restated Shareholders Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 21 filed December 23, 1997.

             (4) Form of Seventh Amended and Restated Shareholder Services Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 17, 1998.

             (5) Form of Eighth Amended and Restated Shareholder Services Agreement (1999) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

             (6) Executed Ninth Amended and Restated Shareholder Services Agreement (1999) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 12, 1999.

             (7) Form of Tenth Amended and Restated Shareholder Services Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 28 filed on September 1, 1999.

             (8) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                 (i) Form of Amendment No. 14 (March 1999) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 1, 1999.

                 (ii) Form of Amendment No. 16 (June 1999) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on April 15, 1999.

                 (iii) Form of Amendment (November 1999) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed on September 1, 1999.

         (i) Legal Opinion.  Attached as Exhibit.

         (j) Consent of Auditors.  Attached as Exhibit.

         (k) Inapplicable.

         (l) Inapplicable.

         (m) Plan Under Rule 12b-1

             (1) Executed 12b-1 Plan for REIT Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on April 15, 1999.

             (2) Executed 12b-1 Plan for REIT Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on April 15, 1999.

             (3) Executed 12b-1 Plan for REIT Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on April 15, 1999.

         (n) Plan under Rule 18f-3

             (1) Form of Rule 18f-3 Plan incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

             (2) Amended Appendix A to Rule 18f-3 Plan incorporated into this filing by reference to Post-Effective Amendment No. 20 filed October 24, 1997.

         (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement for Delaware Group Global & International Funds filed November 22, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification.  Article VI of By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio and The International Large-Cap Equity Portfolio. In addition, Delaware International serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Income Funds, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds and Delaware Group Global Dividend and Income Fund, Inc.) and other institutional accounts. Information regarding the officers and directors of Delaware International is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (c) Lincoln Investment Management Company, Inc. serves as sub-adviser to The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II. Lincoln Investment Management Company, Inc. also serves as sub-adviser to [Delaware Group Adviser Funds] and Delaware Group Premium Fund, Inc., and investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years. Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they have held with the Registrant during the past two years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement for Delaware Group Global & International Funds filed November 23, 1999.

   Item 27. Principal Underwriters.

                 (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                 (b) Information with respect to each director, officer or partner of the principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

                 (c)  Inapplicable.

   Item 28. Location of Accounts and Records.

                 All accounts and records are maintained in the Philadelphia office at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

   Item 29. Management Services.  None.

   Item 30. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of December, 1999.

                                                  DELAWARE POOLED TRUST, INC.

                                                   By /s/David K. Downes
                                                      ---------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                          Title                                         Date
         ---------                                          -----                                         ----
/s/ David K. Downes                            President/Chief Executive Officer/                    December 14, 1999
---------------------------------------        Chief Operating Officer/Chief Financial
David K. Downes                                Officer (Principal Executive Officer,
                                               Principal Financial Officer and Principal
                                               Accounting Officer) and Trustee


/s/ Wayne A. Stork                             Trustee                                               December 14, 1999
---------------------------------------
Wayne A. Stork

/s/ Walter P. Babich        *                  Trustee                                               December 14, 1999
---------------------------------------
Walter P. Babich

/s/ John H. Durham          *                  Trustee                                               December 14, 1999
---------------------------------------
John H. Durham

/s/ Anthony D. Knerr        *                  Trustee                                               December 14, 1999
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven            *                  Trustee                                               December 14, 1999
---------------------------------------
Ann R. Leven

/s/ Thomas F. Madison       *                  Trustee                                               December 14, 1999
---------------------------------------
Thomas F. Madison

/s/ Charles E. Peck         *                  Trustee                                               December 14, 1999
---------------------------------------
Charles E. Peck

/s/ Jan L. Yeomans          *                  Trustee                                               December 14, 1999
---------------------------------------
Jan L. Yeomans

                             *By /s/David K. Downes
                                 ------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                                INDEX TO EXHIBITS

Exhibit No.              Exhibit
-----------              -------

EX-99.A1       Agreement and Declaration of Trust (December 17, 1998)
EX-99.A2       Certificate of Trust (December 17, 1998)
EX-99.B        By-Laws
EX-99.D1       Form of Investment Management Agreement (December 1999) between
               Delaware Management Company (a series of Delaware Management
               Business Trust) and the Registrant
EX-99.D2       Form of Investment Management Agreement (December 1999) between
               Delaware International Advisers Ltd. and the Registrant on behalf of The Emerging Markets Portfolio, The Global Equity Portfolio,
               The Global Fixed Income Portfolio, The International Equity
               Portfolio, The International Fixed Income Portfolio, The
               International Large-Cap Equity Portfolio, The International Small
               Cap Portfolio and The Labor Select International Equity Portfolio
EX-99.D3       Form of Sub-Advisory Agreement (December 1999) between Delaware
               International Advisers Ltd. and Delaware Management Company (a
               series of Delaware Management Business Trust) on behalf of the
               Diversified Core Fixed Index Portfolio.
EX-99.D4       Form of Sub-Advisory Agreement (December 1999) between Delaware
               International Advisers Ltd. and Delaware Management Company (a
               series of Delaware Management Business Trust) on behalf of The
               Global Equity Portfolio
EX-99.D5       Form of Sub-Advisory Agreement (December 1999) between Lincoln
               Investment Management, Inc. and Delaware Management Company (a
               series of Delaware Management Business Trust) on behalf of The
               Real Estate Investment Trust Portfolio
EX-99.D6       Form of Sub-Advisory Agreement (December 1999) between Lincoln
               Investment Management, Inc. and Delaware Management Company (a
               series of Delaware Management Business Trust) on behalf of The
               Real Estate Investment Trust Portfolio II
EX-99.I        Legal Opinion
EX-99.J        Consent of Auditors